Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Gross revenue	$ 7,500.0	$ 6,479.6
Less subconsultant and other direct expenses	1,633.4	1,413.4
Net revenue	5,866.6	5,066.2
Direct payroll costs	2,670.9	2,321.5
Project margin	3,195.7	2,744.7
Administrative and marketing expenses	2,286.1	1,965.3	[1]
Depreciation of property and equipment	67.7	59.9
Depreciation of lease assets	127.1	121.7
Amortization of intangible assets	123.8	102.0
Net impairment of lease assets and property and equipment	34.9	0.3
Net interest expense and other net finance expense	104.4	93.0
Other income	(13.6)	(5.2)
Income before income taxes	465.3	407.7	[1]
Income taxes
Current	146.2	141.6
Deferred	(42.4)	(50.4)	[1]
Total income taxes	103.8	91.2	[1]
Net income	$ 361.5	$ 316.5	[1]
Weighted average number of shares outstanding - basic (in shares)	114,066,995	111,228,491
Weighted average number of shares outstanding - diluted (in shares)	114,066,995	111,228,491
Earnings per share, basic (in cad per share)	$ 3.17	$ 2.85	[1]
Earnings per share, diluted (in cad per share)	$ 3.17	$ 2.85	[1]

[1]	Revised for change in accounting policy (see Note 6.c)